Film Related Obligations - Schedule of Components (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Entirety Of Film Related Obligations [Line Items]
Production Loans	$ 1,346.0	$ 1,292.2
Production Tax Credit Facility	257.8	260.0
Backlog Facility and Other	179.0	287.3
Film Library Facility	87.5	109.9
Total film related obligations	1,870.3	1,949.4
Unamortized issuance costs	(5.9)	(11.4)
Total film related obligations, net	1,864.4	1,938.0
Less current portion	(1,421.2)	(1,393.1)	$ (923.7)
Total non-current film related obligations	443.2	544.9	1,016.4
Borrowing amount	2,020.3	1,793.5	1,259.9
Less unamortized issuance costs	(24.1)	(10.2)	(16.3)
Total debt, net	1,996.2	1,783.3	1,243.6
Less current portion	(253.4)	(860.3)	(41.4)
Non-current portion of debt	1,742.8	923.0	1,202.2
Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount		1,949.4	1,951.5
Less unamortized issuance costs		(11.4)	(11.4)
Total debt, net		1,938.0	1,940.1
Less current portion		(1,393.1)	(923.7)
Non-current portion of debt		544.9	1,016.4
Production Loans | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount		1,292.2	1,349.9
Production Tax Credit Facility | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount		260.0	231.8
Backlog Facility and Other | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount		287.3	226.0
IP Credit Facility | Film Related Obligations
Disclosure In Entirety Of Film Related Obligations [Line Items]
Borrowing amount		109.9	143.8
LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Entirety Of Film Related Obligations [Line Items]
Production Loans	1,346.0	1,292.2	1,349.9
Production Tax Credit Facility	257.8	260.0	231.8
Programming Notes	75.8	0.0	83.6
Backlog Facility and Other	179.0	287.3	226.0
Film Library Facility	87.5	109.9
IP Credit Facility		109.9	143.8
Total film related obligations	1,946.1	1,949.4	2,035.1
Unamortized issuance costs	(5.9)	(11.4)	(11.5)
Total film related obligations, net	1,940.2	1,938.0	2,023.6
Less current portion	(1,497.0)	(1,393.1)	(1,007.2)
Total non-current film related obligations	443.2	544.9	1,016.4
Borrowing amount	2,600.9	2,508.5	2,059.9
Less unamortized issuance costs	(40.1)	(28.5)	(40.3)
Total debt, net	2,560.8	2,480.0	2,019.6
Less current portion	(119.0)	(860.3)	(41.4)
Non-current portion of debt	$ 2,441.8	$ 1,619.7	$ 1,978.2